INCOME TAXES	12 Months Ended
Aug. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax
NOTE 6 – INCOME TAXES

As of August 31, 2015 the Company had net operating loss carry forwards of approximately $13,547 that may be available to reduce future years’ taxable income through 2035. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.